UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     February 15, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $449,766 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107    19535   297477 SH       SOLE                        0        0   297477
AMGEN INC                      COM              031162100    20552   320377 SH       SOLE                        0        0   320377
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    18981     6465 SH       SOLE                        0        0     6465
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      352        4 SH       SOLE                        0        0        4
CANADIAN NATL RY CO            COM              136375102    25096   409733 SH       SOLE                        0        0   409733
COMPUTER SCIENCES CORP         COM              205363104    23741   421165 SH       SOLE                        0        0   421165
CP HOLDRS                      DEP RCPTS  CP    12616K106      339     4195 SH       SOLE                        0        0     4195
DISNEY WALT CO                 COM DISNEY       254687106     2036    73235 SH       SOLE                        0        0    73235
ENCANA CORP                    COM              292505104    24689   432688 SH       SOLE                        0        0   432688
FEDERAL NATL MTG ASSN          COM              313586109     1744    24491 SH       SOLE                        0        0    24491
FIRST DATA CORP                COM              319963104    19979   469659 SH       SOLE                        0        0   469659
FISERV INC                     COM              337738108    19968   496830 SH       SOLE                        0        0   496830
GENERAL DYNAMICS CORP          COM              369550108    11003   105192 SH       SOLE                        0        0   105192
HONDA MOTOR LTD                AMERN SHS        438128308    17456   669837 SH       SOLE                        0        0   669837
JOHNSON & JOHNSON              COM              478160104    19416   306152 SH       SOLE                        0        0   306152
LIBERTY MEDIA CORP NEW         COM SER A        530718105    21260  1936254 SH       SOLE                        0        0  1936254
LIZ CLAIBORNE INC              COM              539320101    20793   492610 SH       SOLE                        0        0   492610
LOWES COS INC                  COM              548661107    10398   180545 SH       SOLE                        0        0   180545
MASCO CORP                     COM              574599106     6526   178650 SH       SOLE                        0        0   178650
MICROSOFT CORP                 COM              594918104    15455   578408 SH       SOLE                        0        0   578408
NABORS INDUSTRIES LTD          COM              629568106    21498   419155 SH       SOLE                        0        0   419155
NUVEEN CALIF MUN VALUE FD      COM              67062C107     1424   154155 SH       SOLE                        0        0   154155
PFIZER INC                     COM              717081103    17281   642643 SH       SOLE                        0        0   642643
RYLAND GROUP INC               COM              783764103    28343   492572 SH       SOLE                        0        0   492572
TORCHMARK CORP                 COM              891027104    17602   308057 SH       SOLE                        0        0   308057
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307     7835    95695 SH       SOLE                        0        0    95695
VIACOM INC                     CL B             925524308    18439   506692 SH       SOLE                        0        0   506692
WAL MART STORES INC            COM              931142103    18270   345893 SH       SOLE                        0        0   345893
WENDYS INTL INC                COM              950590109    19755   503181 SH       SOLE                        0        0   503181